Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,021	$ 972
Accumulated depreciation	(661)	(609)
Property and equipment, net	360	363
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	114	110
Computers and software costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	425	382
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	478	476
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4	$ 4